Schedule of trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Trade And Other Payables
Trade payables		₨ 1,306,204	₨ 912,929
Accrued expenses		295,067	240,809
Related parties (refer to Note 42)			7,959
Refund and other payables		836,046	1,088,666
Total		2,437,317	2,250,363
Current	$ 31,563	2,394,712	2,215,425
Non-current	$ 562	₨ 42,605	₨ 34,938